Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance		$ 6,841,644	$ 6,711,694	$ 6,711,694	$ 6,655,235	$ 6,795,376
Accounting Standards Update [Extensible List]		Accounting Standards Update 2016-13		Accounting Standards Update 2016-13
Cumulative Effect, Period of Adoption, Adjustment
Balance	[1],[2]		$ (10,468)	$ (10,468)
Accounting Standards Update [Extensible List]			Accounting Standards Update 2016-13	Accounting Standards Update 2016-13
Common Stock (Par Value: $0.01)
Dividends paid on common stock, per share		$ 0.17	$ 0.17	$ 0.68	$ 0.68	$ 0.68
Balance		$ 4,904	$ 4,904	$ 4,904	$ 4,904	$ 4,891
Preferred Stock (Par Value: $0.01)
Dividends paid on preferred stock, per share		$ 15.94	$ 15.94	$ 63.76	$ 63.76	$ 63.76
Balance		$ 502,840	$ 502,840	$ 502,840	$ 502,840	$ 502,840
Retained Earnings
Balance		$ 494,229	342,023	342,023	$ 297,202	$ 237,868
Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
Balance	[1],[2]		$ (10,468)	$ (10,468)
Accounting Standards Update [Extensible List]			Accounting Standards Update 2016-13

[1]	Amount represents a $10.5 million cumulative adjustment, net of tax, to retained earnings as of January 1, 2020, as a result of the adoption of ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which became effective January 1, 2020.
[2]	Amount represents a $10.5 million cumulative adjustment, net of tax, to retained earnings as of January 1, 2020, as a result of the adoption of ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which became effective January 1, 2020.